Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date [Axis]: 2025-06-30
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Clawback Policy. Awards may also be subject to forfeiture or repayment pursuant to the terms of any compensation recovery policy adopted by the Company, including the Palatin Technologies, Inc. Compensation Recovery Policy.